SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Accounting Policies [Abstract]
Cash	$ 437,451	$ 54,462
Cash equivalents	0
Deferred offering costs	20,012	75,435
Revenue	50,958
Dilutive securities	$ 0	$ 0